Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options	12 Months Ended
Dec. 31, 2022 $ / shares shares
Excercise Price One [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Options Outstanding (in Shares) | shares	284,137
Options Outstanding, Weighted Average Remaining Contractual Life In Years	3 years 7 days
Options Outstanding, Weighted Average Exercise Price	$ 0.65
Options Exercisable (in Shares) | shares	284,137
Options Exercisable, Weighted Average Exercise Price	$ 0.65
Excercise Price Two [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Options Outstanding (in Shares) | shares	473,796
Options Outstanding, Weighted Average Remaining Contractual Life In Years	6 years 3 days
Options Outstanding, Weighted Average Exercise Price	$ 1.29
Options Exercisable (in Shares) | shares	370,618
Options Exercisable, Weighted Average Exercise Price	$ 1.25
Excercise Price Three [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Options Outstanding (in Shares) | shares	2,748,251
Options Outstanding, Weighted Average Remaining Contractual Life In Years	7 years 7 months 9 days
Options Outstanding, Weighted Average Exercise Price	$ 2.1
Options Exercisable (in Shares) | shares	1,444,609
Options Exercisable, Weighted Average Exercise Price	$ 2.03
Excercise Price Four [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Options Outstanding (in Shares) | shares	3,506,184
Options Outstanding, Weighted Average Remaining Contractual Life In Years	7 years 7 days
Options Outstanding, Weighted Average Exercise Price	$ 1.87
Options Exercisable (in Shares) | shares	2,099,364
Options Exercisable, Weighted Average Exercise Price	$ 1.7
Minimum [Member] | Excercise Price One [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Range of Excercise Prices	0.63
Minimum [Member] | Excercise Price Two [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Range of Excercise Prices	1.13
Minimum [Member] | Excercise Price Three [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Range of Excercise Prices	1.94
Minimum [Member] | Excercise Price Four [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Range of Excercise Prices	0.63
Maximum [Member] | Excercise Price One [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Range of Excercise Prices	0.7
Maximum [Member] | Excercise Price Two [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Range of Excercise Prices	1.46
Maximum [Member] | Excercise Price Three [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Range of Excercise Prices	2.5
Maximum [Member] | Excercise Price Four [Member]
Stock-Based Compensation (Details) - Schedule of outstanding and exercisable options [Line Items]
Range of Excercise Prices	$ 2.5